Operating Segments - Reconciliation of Total Segment Operating Income to Consolidated Operating Profit from Continuing Operations (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Operating income	₩ 1,224,572	₩ 1,303,418	₩ 1,495,425
Gain on disposal of property and equipment and intangible assets	13,991	6,908	7,140
Others	18,006	59,640	23,795
Other operating income	31,997	66,548	30,935
Impairment loss on property and equipment and intangible assets	(54,946)	(24,506)	(35,845)
Loss on disposal of property and equipment and intangible assets	(60,086)	(63,797)	(21,392)
Donations	(112,634)	(96,633)	(72,454)
Bad debt for accounts receivable - other	(5,793)	(40,312)	(15,323)
Others	(101,589)	(49,593)	(55,536)
Other operating expenses	(1,630,747)	(1,523,766)	(1,524,377)
Penalty refund		25,000
Penalties and various other expenses	21,400	7,600	29,500
Operating segments [member]
Disclosure of operating segments [line items]
Operating income	1,536,626	1,535,744	1,708,006
Adjustments [member]
Disclosure of operating segments [line items]
Operating income	(312,054)	(232,326)	(212,581)
Gain on disposal of property and equipment and intangible assets	13,991	6,908	7,140
Others	18,006	59,640	23,795
Other operating income	31,997	66,548	30,935
Impairment loss on property and equipment and intangible assets	(54,946)	(24,506)	(35,845)
Loss on disposal of property and equipment and intangible assets	(60,086)	(63,797)	(21,392)
Donations	(112,634)	(96,633)	(72,454)
Bad debt for accounts receivable - other	(5,793)	(40,312)	(15,323)
Others	(110,592)	(73,626)	(98,502)
Other operating expenses	₩ (344,051)	₩ (298,874)	₩ (243,516)